Series A and B Redeemable Convertible Preferred Stock Warrants and Tranche Liabilities - Schedule Of Redeemable Convertible Preferred Stock Warrants (Detail)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Measurement Input, Appraised Value [Member]
Temporary Equity [Line Items]
Stock price	$ 7.11	$ 5.96
Measurement Input, Expected Term [Member]
Temporary Equity [Line Items]
Expected term (years)	2 years	8 years 10 months 28 days
Measurement Input, Risk Free Interest Rate [Member]
Temporary Equity [Line Items]
Fair value measurement input	0.7600	0.5735
Measurement Input, Price Volatility [Member]
Temporary Equity [Line Items]
Fair value measurement input	0.0013	0.0192
Measurement Input, Expected Dividend Rate [Member]
Temporary Equity [Line Items]
Fair value measurement input	0.00	0.00
Initial Issuance Date [Member] | Measurement Input, Appraised Value [Member]
Temporary Equity [Line Items]
Stock price	$ 5.80
Initial Issuance Date [Member] | Measurement Input, Expected Term [Member]
Temporary Equity [Line Items]
Expected term (years)	10 years
Initial Issuance Date [Member] | Measurement Input, Risk Free Interest Rate [Member]
Temporary Equity [Line Items]
Fair value measurement input	0.5781
Initial Issuance Date [Member] | Measurement Input, Price Volatility [Member]
Temporary Equity [Line Items]
Fair value measurement input	0.0306
Initial Issuance Date [Member] | Measurement Input, Expected Dividend Rate [Member]
Temporary Equity [Line Items]
Fair value measurement input	0.00
Subsequent Issuance Date [Member] | Measurement Input, Appraised Value [Member]
Temporary Equity [Line Items]
Stock price	$ 5.80
Subsequent Issuance Date [Member] | Measurement Input, Expected Term [Member]
Temporary Equity [Line Items]
Expected term (years)	9 years 3 months 21 days
Subsequent Issuance Date [Member] | Measurement Input, Risk Free Interest Rate [Member]
Temporary Equity [Line Items]
Fair value measurement input	0.5735
Subsequent Issuance Date [Member] | Measurement Input, Price Volatility [Member]
Temporary Equity [Line Items]
Fair value measurement input	0.0175
Subsequent Issuance Date [Member] | Measurement Input, Expected Dividend Rate [Member]
Temporary Equity [Line Items]
Fair value measurement input	0.00